Investment properties - Summary of investment properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment properties, net [Line Items]
Investment properties	₩ 675,391	₩ 615,235	₩ 488,610
Acquisition cost
Investment properties, net [Line Items]
Investment properties	852,458	767,118
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties	₩ (177,067)	₩ (151,883)